The capital adequacy ratio of the Group (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
The capital adequacy ratio of the Group [Abstract]
Tier I common equity capital	₩ 32,461,864	₩ 28,561,568
Additional tier 1 capital	3,805,372	3,138,262
Tier I capital	36,267,236	31,699,830
Tier II capital	3,441,841	4,014,740
Total capital (A)	39,709,077	35,714,570
Total risk-weighted assets (B)	₩ 252,321,426	₩ 256,891,664
Capital adequacy ratio (A/B)	0.1574	0.1390
Tier I capital adequacy ratio	0.1437	0.1234
Common equity capital adequacy ratio	0.1287	0.1112